Fair Value (Narrative) (Details) (USD $)	Dec. 31, 2010	Dec. 31, 2009
Long-term debt, noncurrent	$ 1,668,849,000	$ 1,678,166,000
Long-term debt, fair value	1,746,500,000	1,596,400,000
Fair Value, Inputs, Level 3 [Member]
Fair value of auction rate securities owned	$ 51,800,000
Percentage of auction rate securities to total invested assets	1.00%